Description of Business	6 Months Ended
Jun. 30, 2026
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Organization

Webull Corporation (“Webull Corp” and, together with its subsidiaries, “Webull”, the “Company”, “we”, or “us”) was incorporated in the Cayman Islands with limited liability in September 2019, and its corporate headquarters is located in St. Petersburg, Florida.

Business Overview

We operate a digital investment platform built upon a next-generation, global infrastructure. Our investment platform provides customers with extensive features and functions that go beyond what is offered by most retail investment platforms in the market today. Our platform allows retail investors worldwide to trade securities through our network of licensed broker dealers located in various parts of the world, including North America, Asia Pacific, Europe, Africa, and Latin America.

In the US, which is our principal market, Webull Financial LLC, our US broker dealer subsidiary, utilizes a clearing organization to handle the clearing of the security transactions of our account holders. Most of our customer accounts were cleared on an omnibus basis with our clearing organization during the three and six months ended June 30, 2026 and 2025.

We acquired Webull Pay Inc. (“Webull Pay”) on September 26, 2025. Webull Pay provides a digital-first mobile crypto trading platform allowing our platform users to trade cryptocurrencies in the US and Australia.

We generally refer to our platform users throughout our consolidated financial statements as customers. However, most of our platform users do not meet the definition of a customer under ASC 606, Revenues from Contracts with Customers. As particularly discussed in Note 2 – Summary of Significant Accounting Principles – Revenue Recognition, our customers from whom we earn and receive revenue are the following: (i) market makers in which we route platform users’ trading orders, (ii) platform users who pay us subscription fees, index option fees, large order option fees, future and event contract commissions, fixed income and crypto execution fees or foreign currency exchange fees, and (iii) our international platform users who pay trading commissions.

Stock Split

On April 10, 2025, immediately after the conversion of the Company’s preferred shares and prior to the effectuation of the mergers as discussed in Note 4 – Recapitalization Transaction, Webull increased its outstanding Class A Ordinary Shares by a factor of 3.3593 per outstanding share (the “Stock Split”).

We have retroactively reflected the Stock Split in our condensed consolidated financial statements as of the earliest period presented. The Stock Split had the effect for the six months ended June 30, 2025 of (i) increasing the number of weighted-average shares outstanding used in the computation of loss per share on our condensed consolidated statements of operations and comprehensive income (loss), (ii) increasing the number of share-based awards granted as disclosed in Note 9 – Share-Based Compensation, and (iii) increasing the number of potential ordinary shares outstanding as disclosed in Note 10 – Net Loss Per Share.